ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of accounts payable and accrued expenses
	December 31, 2016	December 31, 2015
Accrued compensation expense	$579,207	$663,404
Accrued research and development	460,219	859,053
Accrued professional fees	1,040,184	55,787
Other accounts payable and accrued expenses	42,283	28,063
Totals	$2,121,893	$1,606,307